Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments, Period of Time to Provide Funding	45 days
Loans and Leases Receivable, Commitments to Purchase or Sell	$ 4.2	$ 2.5
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	80.3	51.2
Undispursed Loans in Process [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	3.5	2.9
Commitments for Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	0.6	0.9
Unused Credit Card Loan Commitments [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	4.9	4.6
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused Commitments to Extend Credit	$ 0.2	$ 0.0